Related party transactions - Key management personnel compensation (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related party transactions
Salaries and other short term employee benefits (including bonuses)	£ 712	£ 624
Payments to defined contribution pension schemes	10	7
Share-based payment expense	2,266	1,325
Key management compensation	£ 2,988	£ 1,957